Document and Entity Information	0 Months Ended
Jun. 30, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2011
Registrant Name	RevenueShares ETF Trust
Central Index Key	0001384032
Amendment Flag	false
Document Creation Date	Oct 26, 2012
Document Effective Date	Oct 29, 2012
Prospectus Date	Oct 29, 2012

RevenueShares Large Cap Fund
RevenueShares Large Cap Fund
Investment Objective

RevenueShares Large Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Large Cap Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.30%
Total Annual Fund Operating Expenses		0.75%
Fee Waiver and/or Expense Reimbursement	[1]	0.26%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares Large Cap Fund	50	214	391	906

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.05% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Large Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 18.95% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -15.87% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 15.83%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares Large Cap Fund	0.38%	(0.32%)	Feb 22, 2008
RevenueShares Large Cap Fund After Taxes on Distributions	(0.26%)	(0.85%)
RevenueShares Large Cap Fund After Taxes on Distributions and Sale of Fund Shares	0.25%	(0.60%)
RevenueShares Large Cap Fund S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	2.09%	0.33%
RevenueShares Large Cap Fund RevenueShares Large Cap IndexTM (reflects no deduction for fees, expenses or taxes)	0.89%	0.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Large Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.05%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Large Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 18.95% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -15.87% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 15.83%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
RevenueShares Large Cap IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
RevenueShares Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2009	rr_AnnualReturn2009	30.18%
Annual Return 2010	rr_AnnualReturn2010	16.93%
Annual Return 2011	rr_AnnualReturn2011	0.38%
1 Year	rr_AverageAnnualReturnYear01	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
RevenueShares Large Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
RevenueShares Large Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Mid Cap Fund
RevenueShares Mid Cap Fund
Investment Objective

RevenueShares Mid Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P MidCap 400® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Mid Cap Fund
Management Fees		0.50%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.82%
Fee Waiver and/or Expense Reimbursement	[1]	0.28%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.54%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares Mid Cap Fund	55	234	428	987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.02% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Mid Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Medium Capitalization Stock Risk Medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 26.71% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.42% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 8.87%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares Mid Cap Fund	(1.56%)	4.55%	Feb 22, 2008
RevenueShares Mid Cap Fund After Taxes on Distributions	(2.33%)	4.13%
RevenueShares Mid Cap Fund After Taxes on Distributions and Sale of Fund Shares	(0.74%)	3.68%
RevenueShares Mid Cap Fund S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)	(1.74%)	4.05%
RevenueShares Mid Cap Fund RevenueShares Mid Cap IndexTM (reflects no deduction for fees, expenses or taxes)	(0.65%)	5.18%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Mid Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P MidCap 400® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.02% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.02%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Mid Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Medium Capitalization Stock Risk Medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 26.71% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.42% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 8.87%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
S&P MidCap 400�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
RevenueShares Mid Cap IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
RevenueShares Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	987
Annual Return 2009	rr_AnnualReturn2009	51.88%
Annual Return 2010	rr_AnnualReturn2010	23.26%
Annual Return 2011	rr_AnnualReturn2011	(1.56%)
1 Year	rr_AverageAnnualReturnYear01	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
RevenueShares Mid Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
RevenueShares Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Small Cap Fund
RevenueShares Small Cap Fund
Investment Objective

RevenueShares Small Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P SmallCap 600® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Small Cap Fund
Management Fees		0.50%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses		0.84%
Fee Waiver and/or Expense Reimbursement	[1]	0.30%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.54%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares Small Cap Fund	55	238	436	1,009

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Small Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small Capitalization Stock Risk Small capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 36.55% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -20.96% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 14.07%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares Small Cap Fund	(0.74%)	7.18%	Feb 22, 2008
RevenueShares Small Cap Fund After Taxes on Distributions	(0.87%)	7.00%
RevenueShares Small Cap Fund After Taxes on Distributions and Sale of Fund Shares	(0.48%)	6.07%
RevenueShares Small Cap Fund S&P SmallCap 600�� Index (reflects no deduction for fees, expenses or taxes)	1.00%	4.42%
RevenueShares Small Cap Fund RevenueShares Small Cap IndexTM (reflects no deduction for fees, expenses or taxes)	(0.17%)	8.28%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Small Cap Fund (the “Fund”) seeks to outperform the total return performance of the S&P SmallCap 600® Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.80%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Small Cap IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the Benchmark Index at the time of purchase.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small Capitalization Stock Risk Small capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals, and may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 36.55% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -20.96% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 14.07%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
S&P SmallCap 600�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
RevenueShares Small Cap IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
RevenueShares Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,009
Annual Return 2009	rr_AnnualReturn2009	48.21%
Annual Return 2010	rr_AnnualReturn2010	25.68%
Annual Return 2011	rr_AnnualReturn2011	(0.74%)
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 22, 2008
RevenueShares Small Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
RevenueShares Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Financials Sector Fund
RevenueShares Financials Sector Fund
Investment Objective

RevenueShares Financials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Financials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Financials Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.84%
Total Annual Fund Operating Expenses		1.29%
Fee Waiver and/or Expense Reimbursement	[1]	0.80%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares Financials Sector Fund	50	330	631	1,486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.17% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Financials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Benchmark Index at the time of purchase. Financials companies include companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund will concentrate its investments in the financial industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Financials Sector Risk Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability.

Deterioration of credit markets, such as that which occurred in 2008 and 2009, can have an adverse impact on a broad range of financial markets, causing certain financial services companies to incur large losses. In these conditions, financial services companies may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial services companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government imposed restrictions on their businesses or increased government intervention, although there is no guarantee that governments will provide such relief in the future. These actions may cause the securities of many financial services companies to decline in value.

In response to the recent financial crisis, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted into federal law on July 21, 2010, in large part to provide increased regulation of financial institutions. The Dodd-Frank Act has had and will continue to have for years to come a broad impact on virtually all participants in the financial services industry. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Government regulation also may have adverse effects on certain issuers, such as decreased profits or revenues. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the financial industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the financial industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 39.63% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2009).

Year-to-date return (through September 30, 2012): 25.65%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares Financials Sector Fund	(23.94%)	(0.19%)	Nov 10, 2008
RevenueShares Financials Sector Fund After Taxes on Distributions	(24.22%)	(0.55%)
RevenueShares Financials Sector Fund After Taxes on Distributions and Sale of Fund Shares	(15.55%)	(0.32%)
RevenueShares Financials Sector Fund S&P 500�� Financials Index (reflects no deduction for fees, expenses or taxes)	(17.03%)	13.43%
RevenueShares Financials Sector Fund RevenueShares Financials Sector IndexTM (reflects no deduction for fees, expenses or taxes)	(23.53%)	16.55%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Financials Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Financials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Financials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.17%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Financials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in financials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines financials companies as companies that are included in the Benchmark Index at the time of purchase. Financials companies include companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund will concentrate its investments in the financial industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the financial industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Financials Sector Risk Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability.

Deterioration of credit markets, such as that which occurred in 2008 and 2009, can have an adverse impact on a broad range of financial markets, causing certain financial services companies to incur large losses. In these conditions, financial services companies may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial services companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government imposed restrictions on their businesses or increased government intervention, although there is no guarantee that governments will provide such relief in the future. These actions may cause the securities of many financial services companies to decline in value.

In response to the recent financial crisis, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted into federal law on July 21, 2010, in large part to provide increased regulation of financial institutions. The Dodd-Frank Act has had and will continue to have for years to come a broad impact on virtually all participants in the financial services industry. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Government regulation also may have adverse effects on certain issuers, such as decreased profits or revenues. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the financial industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the financial industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 39.63% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2009).

Year-to-date return (through September 30, 2012): 25.65%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
S&P 500�� Financials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.43%
RevenueShares Financials Sector IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.55%
RevenueShares Financials Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,486
Annual Return 2009	rr_AnnualReturn2009	28.86%
Annual Return 2010	rr_AnnualReturn2010	17.12%
Annual Return 2011	rr_AnnualReturn2011	(23.94%)
1 Year	rr_AverageAnnualReturnYear01	(23.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 10, 2008
RevenueShares Financials Sector Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
RevenueShares Financials Sector Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares ADR Fund
RevenueShares ADR Fund
Investment Objective

RevenueShares ADR Fund (the “Fund”) seeks to outperform the total return performance of the S&P ADR Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares ADR Fund
Management Fees		0.60%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver and/or Expense Reimbursement	[1]	0.56%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares ADR Fund	50	278	525	1,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.04% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares ADR IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. Constituent securities that are added to or removed from the Benchmark Index during a calendar quarter are generally added to and removed from the Underlying Index on a quarterly basis, causing the Fund to make corresponding changes to its portfolio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in American Depositary Receipts (“ADRs”) included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Foreign Securities The Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Foreign Securities Risk Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk Since global shares and the underlying securities of ADRs in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Energy Industry Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as global shares and ADRs), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as global shares and ADRs) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 30.70% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.83% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 5.70%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares ADR Fund	(12.43%)	11.56%	Nov 18, 2008
RevenueShares ADR Fund After Taxes on Distributions	(13.88%)	10.33%
RevenueShares ADR Fund After Taxes on Distributions and Sale of Fund Shares	(7.95%)	9.28%
RevenueShares ADR Fund S&P ADR Index (reflects no deduction for fees, expenses or taxes)	(10.49%)	17.97%
RevenueShares ADR Fund RevenueShares ADR IndexTM (reflects no deduction for fees, expenses or taxes)	(11.81%)	18.95%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares ADR Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares ADR Fund (the “Fund”) seeks to outperform the total return performance of the S&P ADR Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.04% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.04%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares ADR IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. Constituent securities that are added to or removed from the Benchmark Index during a calendar quarter are generally added to and removed from the Underlying Index on a quarterly basis, causing the Fund to make corresponding changes to its portfolio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in American Depositary Receipts (“ADRs”) included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Foreign Securities The Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry, such as the energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Foreign Securities Risk Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk Since global shares and the underlying securities of ADRs in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Energy Industry Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Energy companies may incur large cleanup and litigation costs relating to environmental damage such as oil spills.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as global shares and ADRs), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as global shares and ADRs) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 30.70% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -21.83% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 5.70%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
S&P ADR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.97%
RevenueShares ADR IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.95%
RevenueShares ADR Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,232
Annual Return 2009	rr_AnnualReturn2009	37.94%
Annual Return 2010	rr_AnnualReturn2010	7.79%
Annual Return 2011	rr_AnnualReturn2011	(12.43%)
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 2008
RevenueShares ADR Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%
RevenueShares ADR Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.28%

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Navellier Overall A-100 Fund
RevenueShares Navellier Overall A-100 Fund
Investment Objective

RevenueShares Navellier Overall A-100 Fund (the “Fund”) seeks to outperform the total return performance of the Navellier Overall A-100 Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Navellier Overall A-100 Fund
Management Fees		0.60%
Distribution and/or Service (12b-l) Fees		none
Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.42%
Fee Waiver and/or Expense Reimbursement	[1]	0.82%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.60%
[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.60% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 years
RevenueShares Navellier Overall A-100 Fund	61	369	698	1,631

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154.06% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Navellier Overall A-100 IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements and a maximum 7% per company weighting. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter promptly following the rebalancing and reconstitution of the Benchmark Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the retail industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Retail companies are engaged principally in operating general merchandise stores, specialty stores, and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Retail Industry Risk The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Growth Style Investing Risk Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical levels, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the period shown in the bar chart above, the Fund’s highest quarterly return was 15.95% (quarter ended December 31, 2010) and the Fund’s lowest quarterly return was -20.10% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 13.63%

Average Annual Total Return as of December 31, 2011
Average Annual Returns	1 Year	Since Inception	Inception Date
RevenueShares Navellier Overall A-100 Fund	(4.85%)	15.04%	Jan 21, 2009
RevenueShares Navellier Overall A-100 Fund After Taxes on Distributions	(5.43%)	14.40%
RevenueShares Navellier Overall A-100 Fund After Taxes on Distributions and Sale of Fund Shares	(3.02%)	12.66%
RevenueShares Navellier Overall A-100 Fund Navellier Overall A-100 Index (reflects no deduction for fees, expenses or taxes)	1.00%	18.46%
RevenueShares Navellier Overall A-100 Fund RevenueShares Navellier Overall A-100 IndexTM (reflects no deduction for fees, expenses or taxes)	(6.84%)	13.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Navellier Overall A-100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Navellier Overall A-100 Fund (the “Fund”) seeks to outperform the total return performance of the Navellier Overall A-100 Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.06%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Navellier Overall A-100 IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements and a maximum 7% per company weighting. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter promptly following the rebalancing and reconstitution of the Benchmark Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may concentrate its investments in a particular industry, such as the retail industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Retail companies are engaged principally in operating general merchandise stores, specialty stores, and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry, such as the retail industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Retail Industry Risk The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies, which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Growth Style Investing Risk Growth stock prices reflect projections of future earnings or revenues, and can therefore fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical levels, causing their stock prices to fall. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance and the index the Fund seeks to track. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at http://www.revenuesharesetfs.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.revenuesharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the Fund’s highest quarterly return was 15.95% (quarter ended December 31, 2010) and the Fund’s lowest quarterly return was -20.10% (quarter ended September 30, 2011).

Year-to-date return (through September 30, 2012): 13.63%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return (through September 30, 2012):
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2011
Navellier Overall A-100 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	18.46%
RevenueShares Navellier Overall A-100 IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.04%
RevenueShares Navellier Overall A-100 Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
Annual Return 2010	rr_AnnualReturn2010	21.98%
Annual Return 2011	rr_AnnualReturn2011	(4.85%)
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 21, 2009
RevenueShares Navellier Overall A-100 Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.40%
RevenueShares Navellier Overall A-100 Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.66%

[1]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.60% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Consumer Discretionary Sector Fund
RevenueShares Consumer Discretionary Sector Fund
Investment Objective

RevenueShares Consumer Discretionary Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Discretionary Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Consumer Discretionary Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Consumer Discretionary Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Discretionary Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Discretionary companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Discretionary companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Discretionary companies include those in industries that tend to be the most sensitive to economic cycles, such as automotive; household durable goods; textiles and apparel; leisure equipment; hotels; restaurants and other leisure facilities; media production and services; and consumer retailing and services. The Fund will concentrate its investments in the Consumer Discretionary industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Discretionary industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Discretionary industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Discretionary Sector Risk The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates and consumer confidence. Success depends heavily on disposable household income and consumer spending.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Consumer Discretionary Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Consumer Discretionary Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Discretionary Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Discretionary Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Discretionary companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Discretionary companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Discretionary companies include those in industries that tend to be the most sensitive to economic cycles, such as automotive; household durable goods; textiles and apparel; leisure equipment; hotels; restaurants and other leisure facilities; media production and services; and consumer retailing and services. The Fund will concentrate its investments in the Consumer Discretionary industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Consumer Discretionary industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Discretionary industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Discretionary industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Discretionary Sector Risk The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates and consumer confidence. Success depends heavily on disposable household income and consumer spending.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Consumer Discretionary Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Consumer Staples Sector Fund
RevenueShares Consumer Staples Sector Fund
Investment Objective

RevenueShares Consumer Staples Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Staples Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Consumer Staples Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Consumer Staples Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Staples Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Staples companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Staples companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Staples companies include companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food, beverages and tobacco; producers of non-durable household goods and personal products; and food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund will concentrate its investments in the Consumer Staples industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Staples industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Staples industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Staples Sector Risk Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Consumer Staples Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Consumer Staples Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Consumer Staples Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Consumer Staples Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Consumer Staples companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Consumer Staples companies as companies that are included in the Benchmark Index at the time of purchase. Consumer Staples companies include companies whose businesses are less sensitive to economic cycles, such as manufacturers and distributors of food, beverages and tobacco; producers of non-durable household goods and personal products; and food and drug retailing companies as well as hypermarkets and consumer super centers. The Fund will concentrate its investments in the Consumer Staples industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Consumer Staples industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Consumer Staples industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Consumer Staples industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Consumer Staples Sector Risk Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal products companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Consumer Staples Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Energy Sector Fund
RevenueShares Energy Sector Fund
Investment Objective

RevenueShares Energy Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Energy Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Energy Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Energy Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Energy Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Energy companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Energy companies as companies that are included in the Benchmark Index at the time of purchase. Energy companies include companies whose businesses are dominated by construction or provision of oil rigs, drilling equipment or other energy related services or equipment, including seismic data collection; or companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal or other consumable fuels. The Fund will concentrate its investments in the Energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies in the Underlying Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Energy industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Energy industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Energy Sector Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Energy Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Energy Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Energy Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Energy Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Energy companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Energy companies as companies that are included in the Benchmark Index at the time of purchase. Energy companies include companies whose businesses are dominated by construction or provision of oil rigs, drilling equipment or other energy related services or equipment, including seismic data collection; or companies engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal or other consumable fuels. The Fund will concentrate its investments in the Energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry. Energy companies in the Underlying Index develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Energy industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Energy industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Energy industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Energy Sector Risk Stock prices for energy companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Energy Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Health Care Sector Fund
RevenueShares Health Care Sector Fund
Investment Objective

RevenueShares Health Care Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Health Care Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Health Care Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Health Care Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Health Care Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the Benchmark Index at the time of purchase. Health Care companies include companies who manufacture health care equipment and supplies or provide health care related services, and companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund will concentrate its investments in the Health Care industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Health Care industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Health Care industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Health Care Sector Risk The health care sector may be affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Health Care Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Health Care Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Health Care Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Health Care Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Health Care companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Health Care companies as companies that are included in the Benchmark Index at the time of purchase. Health Care companies include companies who manufacture health care equipment and supplies or provide health care related services, and companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund will concentrate its investments in the Health Care industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Health Care industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Health Care industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Health Care industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Health Care Sector Risk The health care sector may be affected by government regulations and government health care programs and increases or decreases in the cost of medical products and services. Companies in the health care sector are heavily dependent on patent protection. Health care companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. Health care companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Health care companies may also be thinly capitalized and susceptible to product obsolescence.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Health Care Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Industrials Sector Fund
RevenueShares Industrials Sector Fund
Investment Objective

RevenueShares Industrials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Industrials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Industrials Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Industrials Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Industrials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the Benchmark Index at the time of purchase. Industrials companies include companies whose businesses are dominated by the manufacture and distribution of capital goods; the provision of commercial services and supplies; or the provision of transportation services. The Fund will concentrate its investments in the Industrials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Industrials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Industrials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Industrials Sector Risk Stock prices for the types of companies included in this industry are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Industrials Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Industrials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Industrials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Industrials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Industrials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Industrials companies as companies that are included in the Benchmark Index at the time of purchase. Industrials companies include companies whose businesses are dominated by the manufacture and distribution of capital goods; the provision of commercial services and supplies; or the provision of transportation services. The Fund will concentrate its investments in the Industrials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Industrials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Industrials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Industrials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Industrials Sector Risk Stock prices for the types of companies included in this industry are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will likewise affect the performance of these companies.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Industrials Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Information Technology Sector Fund
RevenueShares Information Technology Sector Fund
Investment Objective

RevenueShares Information Technology Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Information Technology Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Information Technology Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Information Technology Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Information Technology Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Information Technology companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Information Technology companies as companies that are included in the Benchmark Index at the time of purchase. Information Technology companies include companies covering: (1) technology software and services; (2) technology hardware and equipment; and (3) semiconductors and semiconductor equipment manufacturers. The Fund will concentrate its investments in the Information Technology industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Information Technology industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Information Technology industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Information Technology Sector Risk Technology companies may face intense competition, product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction and dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Information Technology Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Information Technology Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Information Technology Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Information Technology Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Information Technology companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Information Technology companies as companies that are included in the Benchmark Index at the time of purchase. Information Technology companies include companies covering: (1) technology software and services; (2) technology hardware and equipment; and (3) semiconductors and semiconductor equipment manufacturers. The Fund will concentrate its investments in the Information Technology industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Information Technology industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Information Technology industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Information Technology industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Information Technology Sector Risk Technology companies may face intense competition, product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction and dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Information Technology Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Materials Sector Fund
RevenueShares Materials Sector Fund
Investment Objective

RevenueShares Materials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Materials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Materials Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Materials Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Materials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Materials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Materials companies as companies that are included in the Benchmark Index at the time of purchase. Materials companies include companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund will concentrate its investments in the Materials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Materials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Materials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Materials Sector Risk Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Materials Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Materials Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Materials Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Materials Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Materials companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Materials companies as companies that are included in the Benchmark Index at the time of purchase. Materials companies include companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund will concentrate its investments in the Materials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Materials industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Materials industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Materials industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Materials Sector Risk Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. This sector may also be affected by economic cycles, interest rates, resource availability, technical progress, labor relations, and government regulations.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Materials Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

RevenueShares Utilities Sector Fund
RevenueShares Utilities Sector Fund
Investment Objective

RevenueShares Utilities Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Utilities Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		RevenueShares Utilities Sector Fund
Management Fees		0.45%
Distribution and/or Service (12b-l) Fees		none
Other Expenses	[1]	0.78%
Total Annual Fund Operating Expenses		1.23%
Fee Waiver and/or Expense Reimbursement	[2]	0.74%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.49%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
RevenueShares Utilities Sector Fund	50	317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Utilities Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the Benchmark Index at the time of purchase. Utilities companies include companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund will concentrate its investments in the Utilities industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Utilities industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Utilities industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Utilities Sector Risk The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RevenueShares Utilities Sector Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

RevenueShares Utilities Sector Fund (the “Fund”) seeks to outperform the total return performance of the S&P 500® Utilities Index, the Fund’s benchmark index (the “Benchmark Index”). For purposes of the Fund’s investment objective, “total return” refers to a combination of capital appreciation and income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced during the first year by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the RevenueShares Utilities Sector IndexTM (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index is rebalanced quarterly according to revenue weightings as of the previous quarter. The Underlying Index thus contains the same securities as the Benchmark Index, but in different proportions.

Under normal circumstances, the Fund will invest at least 80% of its net assets in Utilities companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Utilities companies as companies that are included in the Benchmark Index at the time of purchase. Utilities companies include companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund will concentrate its investments in the Utilities industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in the Utilities industry, consistent with its Underlying Index, meaning that it may invest more than 25% of its total assets in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Market Trading Risk There can be no assurance that an active trading market for Shares will develop or be maintained. Although it is expected that Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”), it is possible that an active trading market may not be maintained.

Premium/Discount Risk As an ETF, Shares generally trade in the secondary market on the Exchange at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the Underlying Index, including the cost of buying and selling securities.

Concentration Risk The Fund may be adversely affected by the performance of the securities in the Utilities industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in the Utilities industry.

Non-Diversification Risk The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.

Utilities Sector Risk The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable.

Portfolio Turnover Risk Because the Fund is rebalanced quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
RevenueShares Utilities Sector Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-l) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	RevenueShares ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses (excluding any taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.49% of average daily net assets. This agreement will remain in effect and will be contractually binding through October 28, 2013.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 29, 2012